Document and Entity Information	Jan. 06, 2021
Cover [Abstract]
Entity Registrant Name	CHIASMA, INC
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001339469
Document Type	8-K
Document Period End Date	Jan. 06, 2021
Entity File Number	001-37500
Entity Tax Identification Number	76-0722250
Entity Address, Address Line One	140 Kendrick Street
Entity Address, Address Line Two	Building C East
Entity Address, City or Town	Needham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02494
City Area Code	(617)
Local Phone Number	928-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CHMA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false